Scudder
Tax Managed
Small Company
Fund

Annual Report
October 31, 1998

Pure No-Load(TM) Funds


A pure no-load(TM) (no sales charges) mutual fund, which seeks long-term growth of capital on an after-tax basis through investment in undervalued stocks of small U.S. companies.


SCUDDER                             (logo)

                     Scudder Tax Managed Small Company Fund

--------------------------------------------------------------------------------
Date of Inception:  9/18/98       Total Net Assets as of 10/31/98: $1.58 million
--------------------------------------------------------------------------------

o Scudder Tax Managed Small Company Fund returned 3.50% for the abbreviated fiscal period from September 18, 1998 to October 31, 1998.

o A disciplined approach to selecting undervalued small-cap U.S. stocks is followed in the pursuit of its goal of long-term growth of capital on an after-tax basis.

o At the end of the period, the portfolio was broadly diversified with 163 securities and no position greater than 2% of assets. The Fund's median market-cap was $252 million, which compares to the $398 million market-cap of the unmanaged Russell 2000 Index.




                                Table of Contents

   3  Letter from the Fund's President   19  Financial Highlights
   4  Portfolio Summary                  20  Notes to Financial Statements
   5  Portfolio Management Discussion    23  Report of Independent Accountants
   7  Glossary of Investment Terms       24  Trustees and Officers
   8  Investment Portfolio               25  Investment Products and Services
  16  Financial Statements               26  Scudder Solutions



                   2 - Scudder Tax Managed Small Company Fund

                        Letter from the Fund's President

Dear Shareholders,

     We are pleased to present the first report to shareholders for the abbreviated fiscal period from the Fund's commencement of operations on September 18, 1998 to October 31, 1998.

     While this is a very short period to report on the Fund's activities, it provides an opportunity to highlight the Fund's tax sensitive approach to seeking long-term growth of capital through small-cap U.S. stocks. To that end, we have included a discussion with your Fund's managers, Mac Eysenbach, Phil Fortuna, Calvin Young, and Rob Tymoczko, which begins on page 5.

     In the interview, the Fund's managers describe how their investment process -- unlike that used with many other mutual funds -- is designed to maximize shareholders' after-tax returns by systematically analyzing each stock's potential return on an after-tax basis. Also discussed is the use of a quantitative valuation model that takes into account several key investment characteristics in selecting securities for the portfolio and their approach to risk control.

     For those of you who are interested in new Scudder funds, we recently introduced two international funds: Scudder International Growth Fund -- which seeks to invest in high growth opportunities in both developed and developing markets, and Scudder International Value Fund -- which seeks to invest in undervalued foreign securities. For further information on these new funds, please call Scudder Investor Information at 1-800-225-2470.

     Thank you for your interest in Scudder Tax Managed Small Company Fund. If you have any questions about your Fund, please call Scudder Investor Information at the number above or visit our Internet Web site at www.scudder.com.

     Sincerely,

     /s/Daniel Pierce

     Daniel Pierce
     President,
     Scudder Tax Managed Small Company Fund


                   3 - Scudder Tax Managed Small Company Fund

                    Portfolio Summary as of October 31, 1998

Asset Allocation
-----------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

      Common Stock                   98%
      Cash Equivalent, net            2%
   --------------------------------------
                                    100%
   --------------------------------------




Management pursues a fully invested approach to seeking long-term growth of capital from small-cap stocks on an after tax basis.




Sectors
-----------------------------------------

A graph in the form of a pie chart appears here, illustrating the exact data points in the table below.

      Manufacturing                  20%
      Financial                      14%
      Consumer Discretionary         14%
      Service Industries             10%
      Construction                    8%
      Durables                        7%
      Technology                      5%
      Energy                          4%
      Consumer Staples                4%
      Other                          14%
   --------------------------------------
                                    100%
   --------------------------------------




The Fund's sector allocations are
the result of our individual stock selections, rather than bets on specific industry sectors.



Ten Largest Equity Holdings
(9% of Portfolio)
-----------------------------------------

    1. Conestoga Enterprises, Inc.
       Independent local telephone
       utility
    2. Mesaba Holdings, Inc.
       Regional passenger airline
    3. Zenith National Insurance Corp.
       Multi-line insurance company
    4. Varco International, Inc.
       Manufacturer of oil and gas
       drilling tools
    5. CTS Corp. Manufacturer of
       electro-mechanical components
    6. Brightpoint, Inc.
       Service provider to the wireless
       communication industry
    7. Advest Group, Inc.
       Provider of banking and financial
       services
    8. Oshkosh Truck Corp.
       Manufacturer of commercial and
       military vehicles
    9. Chartwell Re Corp.
       Reinsurance underwriter
   10. Technitrol, Inc.
       Manufacturer of electronic
       components


The Fund's top holdings are the result of our proprietary, quantitative approach to identifying attractively valued small-cap stocks with above-average capital appreciation potential.



For more complete details about the Fund's investment portfolio, see page 8. A quarterly Fund Summary and Portfolio Holdings are available upon request.

                   4 - Scudder Tax Managed Small Company Fund

                         Portfolio Management Discussion

We recently spoke with the Fund's portfolio management team -- Mac Eysenbach, Phil Fortuna, Calvin Young, and Rob Tymoczko -- about their approach to managing this Fund. Highlights of the discussion are below.

Q: What does Scudder Tax Managed Small Company Fund invest in?

A: Designed as a complement to the Tax Managed Growth Fund, the Small Company Fund focuses on stocks smaller than the 1000 largest U.S. companies. These stocks are similar in size or smaller than those in the Russell 2000 Index of small stocks, which currently has a median market capitalization of $398 million.

Q: How does Scudder's approach to tax management differ from others?

A: Rather than focusing exclusively on non-dividend paying stocks, minimizing portfolio turnover or indexing, Scudder actively manages these portfolios by taking into consideration the implications of trading activity to maximize after-tax returns. By successfully balancing the expected return trade-offs due to differing tax rates for dividend income, short-term and long-term capital gains, we seek to enhance shareholders' potential for post-tax returns. By harvesting capital losses and selling securities with a high cost basis first, the tax implications of trades can be minimized, resulting in lower average annual distributions.

Q: Given a universe consisting of approximately 2,000 small U.S. companies, how do you go about assessing each stock's potential return?

A: We rely on a proprietary, quantitative screening process to identify attractively valued stocks with above-average capital appreciation potential. We consider four primary factors: valuation, trends in fundamentals, price momentum, and risk. Our valuation measures tell us how cheap the security is relative to the overall small-cap universe. Sales and earnings trends suggest whether the company's fundamentals are stable, improving, or deteriorating. Price momentum allows us to assess how the market is responding to these fundamentals. And, risk measures help us to understand the degree of financial uncertainty for a given company. Each company is then ranked based on its relative attractiveness.

Q: How are these rankings used to manage a tax-efficient portfolio?

A: We first build a diversified portfolio of attractively rated companies. To limit individual security risk and provide trading flexibility, we typically hold more than 150 securities. On an ongoing basis, we then use a tax-aware portfolio optimization process to determine which securities should be replaced due to diminishing growth prospects, while creating the lowest tax impact for shareholders. The process allows us to keep the portfolio focused on attractively rated companies, while managing overall portfolio risk and the tax consequences of portfolio turnover.

Q: What should we expect to see from this approach?

A: As a result of this tax sensitive investment process, investors should see fewer short-term gains, and lower capital gain and dividend income distributions. Keep in mind, however, that our overriding goal is to generate above-average after-tax returns, not minimize taxes. As a result, we will


                   5 - Scudder Tax Managed Small Company Fund realize gains, but only when we believe it is advantageous to do so on an after-tax basis. Through our emphasis on risk control, we also expect the Fund to have less downside risk than the typical small company fund.

Q: How is the Fund invested today?

A: Consistent with our disciplines, the Fund is essentially fully invested in equities. At the end of the period, we held a broadly diversified portfolio of 163 securities with no position greater than 2% of assets. The median market capitalization of the Fund was $252 million, which compares to the $398 million market-cap of the Russell 2000. The typical Fund holding had a p/e of 12x reported earnings versus 19x for the Index.

Q: What is your outlook for small-cap stocks?

A: Small-cap stocks have just come through a difficult period. In fact, on a relative basis, the performance shortfall versus large-cap stocks over the past year is the largest we have seen in the last 25 years. While small-cap stocks have historically sold at higher p/e multiples than large-cap stocks, today that relationship is reversed. Given the prospects for faster growth from small stocks, this suggests that small-cap valuations are quite attractive. In short, we believe it is a good time to be starting a small-cap fund.


                               Scudder Tax Managed
                               Small Company Fund:
                          A Team Approach to Investing

   Scudder Tax Managed Small Company Fund is managed by a team of Scudder Kemper Investments, Inc. (the "Adviser") professionals, each of whom plays an important role in the Fund's management process. Team members work together to develop investment strategies and select securities for the Fund's portfolio. They are supported by the Adviser's large staff of economists, research analysts, traders, and other investment specialists who work in our offices across the United States and abroad. We believe our team approach benefits Fund investors by bringing together many disciplines and leveraging our extensive resources.

   Lead Portfolio Manager James (Mac) M. Eysenbach has responsibility for the Fund's day-to-day management and investment strategies. Mr. Eysenbach joined the Adviser in 1991 as a senior quantitative analyst and has more than 10 years of investment management experience, specializing in quantitative research. Portfolio Manager Philip S. Fortuna joined the Adviser in 1986 as a manager of institutional equity accounts. Mr. Fortuna is currently director of the Adviser's quantitative group. Portfolio Manager Calvin S. Young joined the Adviser in 1990 as a quantitative analyst. Mr. Young has ten years of investment industry experience with a special focus on small companies. Portfolio Manager Robert Tymoczko joined the Adviser in 1997 as a quantitative analyst. Mr. Tymoczko has five years of experience in quantitative research and econometric modeling.


                   6 - Scudder Tax Managed Small Company Fund

                      Glossary of Investment Terms


MARKET CAPITALIZATION      The value of a company's outstanding shares of
                           common stock, determined by multiplying
                           the number of shares outstanding by
                           the share price (Shares x Price = Market
                           Capitalization). The universe of publicly traded companies is frequently divided into large-, mid-, and small-capitalizations.

OVER/UNDER WEIGHTING       Refers to the allocation of assets --
                           usually by sector, industry, or country -- within a portfolio relative to a benchmark index (e.g.
                           the Russell 2000 Index), or an investment universe.

PRICE/EARNINGS RATIO       A widely used gauge of a stock's valuation that
(P/E) (also "earnings      indicates what investors are paying for a company's
multiple")                 earnings on a per share basis. A higher "earnings
                           multiple" indicates a higher expected growth rate and the potential for greater price fluctuations.

QUANTITATIVE MODEL         A systematic approach to evaluating a security based
                           on its financial characteristics.

STANDARD DEVIATION         A statistical measure of the degree to which
                           an investment's return tends to vary from the mean return. Frequently used in portfolio management to measure the variability of past returns and to gauge the likely range of possible future returns.

TAX BASIS                  The price paid by an investor for a stock
                           or bond plus any out-of-pocket expenses such as brokerage commissions. A security's basis is used to determine capital gains or losses for tax purposes when the stock is sold.

VALUE STOCK                A company whose stock price does not fully reflect
                           its intrinsic value, as indicated by price/earnings ratio, price/book value ratio, dividend yield, or some other valuation measure, relative to its industry or the market overall. Value stocks tend to display less price volatility and may carry higher dividend yields.


(Sources: Scudder Kemper Investments, Inc.; Barron's Dictionary of Finance and Investment Terms)


                   7 - Scudder Tax Managed Small Company Fund

                   Investment Portfolio as of October 31, 1998

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Common Stocks 100.0%
------------------------------------------------------------------------------------------------------------------------------
Consumer Discretionary 13.7%
Apparel & Shoes 1.3%
Garan, Inc. .............................................................................            500                13,563
Wolverine World Wide, Inc. ..............................................................            500                 6,531
                                                                                                                        ------
                                                                                                                        20,094
                                                                                                                        ------
Department & Chain Stores 2.4%
Ames Department Stores, Inc.* ...........................................................            600                11,025
Dress Barn Inc.* ........................................................................            600                 8,475
Fred's, Inc. "A" ........................................................................            600                 7,838
Jo-Ann Stores, Inc. "A"* ................................................................            500                 9,000
                                                                                                                        ------
                                                                                                                        36,338
                                                                                                                        ------
Home Furnishings 2.3%
Chromcraft Revington, Inc. ..............................................................            700                11,331
Interface, Inc. .........................................................................          1,100                13,544
Oneida Ltd. .............................................................................            700                10,019
                                                                                                                        ------
                                                                                                                        34,894
                                                                                                                        ------
Recreational Products 0.6%
The First Years Inc. ....................................................................            600                 9,450
                                                                                                                        ------
Restaurants 3.5%
Avado Brands, Inc. ......................................................................            900                 7,088
CEC Entertainment Inc.* .................................................................            400                11,300
Rainforest Cafe Inc. ....................................................................            900                 5,963
Ruby Tuesday, Inc. ......................................................................            400                 6,750
Ryan's Family Steak Houses, Inc.* .......................................................          1,000                10,750
VICORP Restaurants, Inc.* ...............................................................            900                12,713
                                                                                                                        ------
                                                                                                                        54,564
                                                                                                                        ------
Specialty Retail 3.6%
Discount Auto Parts Inc.* ...............................................................            400                 9,650
Inacom Corp.* ...........................................................................            400                 7,750
Piercing Pagoda, Inc. ...................................................................            600                 8,925
Rent-Way, Inc.* .........................................................................            500                11,813
Russ Berrie & Co., Inc. .................................................................            500                 9,875
Wet Seal, Inc. "A"* .....................................................................            400                 8,450
                                                                                                                        ------
                                                                                                                        56,463
                                                                                                                        ------

    The accompanying notes are an integral part of the financial statements.


                   8 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Consumer Staples 3.9%
Consumer Specialties 1.7%
Imperial Holly Corp. ....................................................................          1,100                 7,838
Sola International, Inc.* ...............................................................            600                11,513
Watsco, Inc. ............................................................................            400                 6,775
                                                                                                                        ------
                                                                                                                        26,126
                                                                                                                        ------
Farming 0.6%
Tractor Supply Co.* .....................................................................            400                 9,900
                                                                                                                        ------
Food & Beverage 0.6%
National Beverage Corp. .................................................................            900                 9,169
                                                                                                                        ------
Package Goods/Cosmetics 0.5%
Chattem, Inc.* ..........................................................................            250                 6,938
                                                                                                                        ------
Textiles 0.5%
Hartmarx Corp.* .........................................................................          1,700                 8,606
                                                                                                                        ------
Health 3.6%
Biotechnology 0.4%
Bio-Rad Laboratories, Inc. "A"* .........................................................            300                 6,619
                                                                                                                        ------
Health Industry Services 2.7%
DVI, Inc.* ..............................................................................            700                10,938
Hanger Orthopedic Group, Inc.* ..........................................................            400                 7,900
PharMerica, Inc.* .......................................................................          1,700                 5,738
Prime Medical Services, Inc.* ...........................................................          1,100                 8,250
Syncor International Corp.* .............................................................            450                 8,213
                                                                                                                        41,039
                                                                                                                        ------
Pharmaceuticals 0.5%
Medco Research Inc.* ....................................................................            400                 7,250
                                                                                                                        ------
Communications 1.1%
Telephone/Communications
Conestoga Enterprises, Inc. .............................................................            500                16,480
                                                                                                                        ------
Financial 13.9%
Banks 7.5%
Andover Bancorp, Inc. ...................................................................            300                 9,375
BSB Bancorp, Inc. .......................................................................            300                 8,400
Columbia Banking System, Inc. ...........................................................            400                 8,050
D & N Financial Corp. ...................................................................            500                 9,625
Evergreen Bancorp, Inc. .................................................................            300                 8,325
First Federal Financial Corp. ...........................................................            500                 8,188

    The accompanying notes are an integral part of the financial statements.


                   9 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
First Republic Bank* ....................................................................            300                 7,425
JSB Financial, Inc. .....................................................................            250                13,203
PFF Bancorp, Inc.* ......................................................................            400                 5,875
Parkvale Financial Corp. ................................................................            575                12,075
Silicon Valley Bancshares ...............................................................            600                12,300
The Trust Company of N.J. ...............................................................            500                12,500
                                                                                                                       -------
                                                                                                                       115,341
                                                                                                                       -------
Insurance 4.6%
Acceptance Insurance Cos., Inc.* ........................................................            500                 9,813
Chartwell Re Corp. ......................................................................            550                13,681
Guarantee Life Companies, Inc. ..........................................................            500                 9,625
MMI Companies, Inc. .....................................................................            500                 8,031
National Western Life Insurance Co.* ....................................................             50                 5,850
RLI Corp. ...............................................................................            300                 9,825
Zenith National Insurance Corp. .........................................................            600                15,338
                                                                                                                       -------
                                                                                                                        72,163
                                                                                                                       -------
Business Finance 0.9%
Advest Group, Inc. ......................................................................            700                14,525
                                                                                                                       -------
Real Estate 0.2%
IMC Mortgage Co.* .......................................................................          1,200                 2,400
                                                                                                                       -------
Miscellaneous 0.7%
Resource Bancshares Mortgage Group, Inc. ................................................            700                10,325
                                                                                                                       -------
Service Industries 9.7%
EDP Services 0.7%
Pomeroy Computer Resources, Inc.* .......................................................            600                10,088
                                                                                                                       -------
Environmental Services 0.7%
URS Corp.* ..............................................................................            600                10,125
                                                                                                                       -------
Investment 1.4%
Interstate/Johnson Lane, Inc. ...........................................................            400                12,250
Southwest Securities Group, Inc. ........................................................            500                 9,250
                                                                                                                       -------
                                                                                                                        21,500
                                                                                                                       -------
Miscellaneous Commercial Services 5.4%
CORT Business Services Corp.* ...........................................................            500                 9,813
Fleming Companies Inc. ..................................................................            800                 8,150
Kaneb Services, Inc.* ...................................................................          1,700                 7,756
Morrison Knudsen Corp.* .................................................................            700                 6,956
Personnel Group of America, Inc. ........................................................            800                12,400

    The accompanying notes are an integral part of the financial statements.


                   10 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Pinkerton's, Inc.* ......................................................................            600                 9,825
SOS Staffing Services, Inc.* ............................................................            600                 5,063
Veritas DGC Inc.* .......................................................................            650                12,106
Volt Information Sciences, Inc.* ........................................................            500                11,969
                                                                                                                        ------
                                                                                                                        84,038
                                                                                                                        ------
Miscellaneous Consumer Services 0.9%
Jan Bell Marketing, Inc.* ...............................................................          1,400                 6,738
Westaff Inc. ............................................................................            800                 6,900
                                                                                                                        ------
                                                                                                                        13,638
                                                                                                                        ------
Printing/Publishing 0.6%
Merrill Corp. ...........................................................................            600                10,050
                                                                                                                        ------
Durables 7.3%
Aerospace 3.0%
Aviall, Inc.* ...........................................................................            800                 8,650
Banner Aerospace, Inc.* .................................................................          1,000                 7,938
Ducommun, Inc. ..........................................................................            600                 9,600
Kaman Corp. "A" .........................................................................            600                 9,750
Primex Technologies, Inc. ...............................................................            300                11,025
                                                                                                                        ------
                                                                                                                        46,963
                                                                                                                        ------
Automobiles 3.5%
Coachmen Industries, Inc. ...............................................................            400                 9,250
Intermet Corp. ..........................................................................            600                 9,750
Monaco Coach Corp. ......................................................................            300                 9,113
Myers Industries, Inc. ..................................................................            500                12,000
Oshkosk Truck Corp. "B" .................................................................            500                13,688
                                                                                                                        ------
                                                                                                                        53,801
                                                                                                                        ------
Leasing Companies 0.8%
AMERCO* .................................................................................            300                 7,050
Leasing Solutions, Inc.* ................................................................            500                 5,094
                                                                                                                        ------
                                                                                                                        12,144
                                                                                                                        ------
Manufacturing 20.2%
Chemicals 1.8%
Chemfab Corp.* ..........................................................................            500                10,500
Kronos, Inc.* ...........................................................................            300                10,800
Quaker Chemical Corp. ...................................................................            500                 7,063
                                                                                                                        ------
                                                                                                                        28,363
                                                                                                                        ------

    The accompanying notes are an integral part of the financial statements.


                   11 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Containers & Paper 0.6%
Alltrista Corp.* ........................................................................            400                 9,175
                                                                                                                        ------
Diversified Manufacturing 3.7%
Cascade Corp. ...........................................................................            500                 6,750
International Aluminum Co. ..............................................................            300                 8,681
Justin Industries .......................................................................            700                10,150
Mestek, Inc.* ...........................................................................            600                11,250
Park-Ohio Holdings Corp.* ...............................................................            700                10,281
Ralcorp Holdings, Inc.* .................................................................            600                10,575
                                                                                                                        ------
                                                                                                                        57,687
                                                                                                                        ------
Electrical Products 2.7%
AFC Cable Systems, Inc.* ................................................................            300                 7,388
C&D Technologies, Inc. ..................................................................            400                 9,750
Katy Industries, Inc. ...................................................................            500                10,250
Kuhlman Corp. ...........................................................................            300                 7,950
SLI, Inc.* ..............................................................................            400                 6,700
                                                                                                                        ------
                                                                                                                        42,038
                                                                                                                        ------
Industrial Specialty 5.7%
Chart Industries, Inc. ..................................................................          1,400                12,863
Gardner Denver Inc. .....................................................................            500                 7,188
Huffy Corp. .............................................................................            800                10,150
Modtech, Inc.* ..........................................................................            400                 6,750
National R.V. Holdings, Inc. ............................................................            500                11,313
Optical Coating Laboratory, Inc. ........................................................            600                 9,975
RTI International Metals, Inc.* .........................................................            400                 5,950
Regal-Beloit Corp. ......................................................................            300                 6,319
Thermo BioAnalysis Corp.* ...............................................................            700                 7,394
TransTechnology Corp. ...................................................................            500                10,531
                                                                                                                        ------
                                                                                                                        88,433
                                                                                                                        ------
Machinery/Components/Controls 3.9%
Amcast Industrial Corp. .................................................................            700                11,988
Columbus McKinnon Corp. .................................................................            500                 8,250
Dura Automotive Systems, Inc.* ..........................................................            300                 7,163
Varco International, Inc. ...............................................................          1,400                15,138
Varlen Corp. ............................................................................            300                 8,963
Woodward Governor Co. ...................................................................            400                 8,800
                                                                                                                        ------
                                                                                                                        60,302
                                                                                                                        ------

    The accompanying notes are an integral part of the financial statements.


                   12 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Wholesale Distributors 1.0%
Brightpoint, Inc. .......................................................................          1,200                14,700
                                                                                                                        ------
Miscellaneous 0.8%
M&F Worldwide Corp.* ....................................................................          1,300                12,919
                                                                                                                        ------
Technology 4.8%
Computer Software 1.0%
Caere Corp.* ............................................................................            600                 5,813
MAPICS, Inc.* ...........................................................................            500                 9,438
                                                                                                                        ------
                                                                                                                        15,251
                                                                                                                        ------
Diverse Electronic Products 0.2%
SBS Technologies, Inc.* .................................................................            200                 3,238
                                                                                                                        ------
Electronic Components/Distributors 2.5%
CTS Corp. ...............................................................................            500                14,813
Harmon Industries, Inc. .................................................................            400                10,150
Technitrol, Inc. ........................................................................            500                13,625
                                                                                                                        ------
                                                                                                                        38,588
                                                                                                                        ------
Military Electronics 0.6%
ESCO Electronics Corp.* .................................................................            700                 8,750
                                                                                                                        ------
Precision Instruments 0.5%
Coherent, Inc. ..........................................................................            700                 8,225
                                                                                                                        ------
Energy 4.1%
Oil & Gas Production 1.7%
Plains Resources, Inc.* .................................................................            500                 8,500
Tesoro Petroleum Corp.* .................................................................            800                11,850
UTI Energy Corp.* .......................................................................            700                 6,256
                                                                                                                        ------
                                                                                                                        26,606
                                                                                                                        ------
Oil/Gas Transmission 0.5%
World Fuel Services Corp. ...............................................................            500                 7,000
                                                                                                                        ------
Oilfield Services/Equipment 1.9%
Daniel Industries .......................................................................            500                 6,938
Pool Energy Services Co.* ...............................................................          1,000                13,344
Seacor Smit Inc.* .......................................................................            200                 9,563
                                                                                                                        ------
                                                                                                                        29,845
                                                                                                                        ------
Metals & Minerals 3.7%
Steel & Metals 3.2%
Armco, Inc.* ............................................................................          2,500                11,875
Chase Industries, Inc. ..................................................................            700                 9,275

    The accompanying notes are an integral part of the financial statements.


                   13 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Commercial Metals Co. ...................................................................            500                13,313
Gibraltar Steel Corp.* ..................................................................            500                 9,688
Lone Star Technologies, Inc.* ...........................................................            600                 6,375
                                                                                                                        ------
                                                                                                                        50,526
                                                                                                                        ------
Miscellaneous 0.5%
Kaiser Aluminum Corp.* ..................................................................          1,100                 6,944
                                                                                                                        ------
Construction 8.0%
Building Materials 3.3%
Ameron International Corp. ..............................................................            300                10,931
Building Materials Holding Corp.* .......................................................            800                 8,900
Elcor Corp. .............................................................................            300                 8,700
Florida Rock Industries, Inc. ...........................................................            500                12,406
Genlyte Group, Inc. .....................................................................            500                 9,906
                                                                                                                        ------
                                                                                                                        50,843
                                                                                                                        ------
Building Products 2.3%
American Buildings Co.* .................................................................            300                 7,200
Holophane Corp. .........................................................................            300                 6,394
NCI Building Systems, Inc. ..............................................................            600                12,975
Robertson-Ceco Corp.* ...................................................................          1,200                 9,600
                                                                                                                        ------
                                                                                                                        36,169
                                                                                                                        ------
Homebuilding 2.4%
American Homestar Corp. .................................................................            400                 6,550
Cavalier Homes, Inc. ....................................................................          1,000                 9,688
MDC Holdings, Inc. ......................................................................            700                12,294
Standard Pacific Corp. ..................................................................            900                 8,719
                                                                                                                        ------
                                                                                                                        37,251
                                                                                                                        ------
Transportation 3.4%
Airlines 1.7%
Atlantic Coast Airlines Holdings ........................................................            400                 9,600
Mesaba Holdings, Inc. ...................................................................            900                16,425
                                                                                                                        ------
                                                                                                                        26,025
                                                                                                                        ------
Trucking 1.7%
Covenant Transport, Inc. "A"* ...........................................................            500                 7,563
M.S. Carriers Inc.* .....................................................................            500                10,750
U.S. Xpress Enterprises, Inc. "A"* ......................................................            600                 8,700
                                                                                                                        ------
                                                                                                                        27,013
                                                                                                                        ------

    The accompanying notes are an integral part of the financial statements.


                   14 - Scudder Tax Managed Small Company Fund

                                                                                                                     Market
                                                                                                 Shares             Value ($)
------------------------------------------------------------------------------------------------------------------------------
Utilities 2.6%
Electric Utilities 1.7%
TNP Enterprises, Inc. ...................................................................            400                13,500
UniSource Energy Corp.* .................................................................            800                12,400
                                                                                                                     ---------
                                                                                                                        25,900
                                                                                                                     ---------
Natural Gas Distribution 0.9%
CTG Resources Inc. ......................................................................            300                 7,106
Energen Corp. ...........................................................................            400                 7,200
                                                                                                                     ---------
                                                                                                                        14,306
------------------------------------------------------------------------------------------------------------------------------
Total Common Stocks (Cost $1,449,763)                                                                                1,547,128
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $1,449,763) (a)                                                           1,547,128
------------------------------------------------------------------------------------------------------------------------------

(a) The cost for federal income tax purposes was $1,449,763. At October 31, 1998, net unrealized appreciation for all securities based on tax cost was $97,365. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $149,666 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $52,301.

*     Non-income producing security.

    The accompanying notes are an integral part of the financial statements.


                   15 - Scudder Tax Managed Small Company Fund

                              Financial Statements

                       Statement of Assets and Liabilities
                             as of October 31, 1998

Assets
----------------------------------------------------------------------------------------------------------------------------
                 Investments, at market (identified cost $1,449,763) ....................   $   1,547,128
                 Cash ...................................................................          42,716
                 Dividends receivable ...................................................             486
                 Reimbursement from Adviser .............................................          40,550
                                                                                            ----------------
                 Total assets ...........................................................       1,630,880
Liabilities
----------------------------------------------------------------------------------------------------------------------------
                 Payable for investments purchased ......................................          12,129
                 Other accrued expenses .................................................          42,534
                                                                                            ----------------
                 Total liabilities ......................................................          54,663
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $   1,576,217
                --------------------------------------------------------------------------------------------
Net Assets
----------------------------------------------------------------------------------------------------------------------------
                 Net assets consist of:
                 Undistributed net investment income ....................................           3,301
                 Unrealized appreciation (depreciation) on investment securities ........          97,365
                 Paid-in capital ........................................................       1,475,551
                --------------------------------------------------------------------------------------------
                 Net assets, at market value                                                $   1,576,217
                --------------------------------------------------------------------------------------------
Net Asset Value
----------------------------------------------------------------------------------------------------------------------------
                 Net Asset Value, offering and redemption price per share ($1,576,217 /
                    126,926 outstanding shares of beneficial interest, $.01 par value,      ----------------
                    unlimited number of shares authorized) ..............................          $12.42
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                   16 - Scudder Tax Managed Small Company Fund

                             Statement of Operations
                 for the period September 18, 1998 (commencement
                       of operations) to October 31, 1998

Investment Income
----------------------------------------------------------------------------------------------------------------------------
                 Income:
                 Dividends ..............................................................   $         958
                 Interest ...............................................................             849
                                                                                            ----------------
                                                                                                    1,807
                 Expenses:
                 Management fee .........................................................           1,206
                 Services to shareholders ...............................................           3,348
                 Custodian and accounting fees ..........................................           8,860
                 Auditing ...............................................................          19,100
                 Registration fees ......................................................           3,915
                 Reports to shareholders ................................................           8,530
                 Legal ..................................................................           2,048
                 Other ..................................................................           4,233
                                                                                            ----------------
                 Total expenses before reductions .......................................          51,240
                 Expense reductions .....................................................         (49,256)
                                                                                            ----------------
                 Expenses, net ..........................................................           1,984
                --------------------------------------------------------------------------------------------
                 Net investment income (loss)                                                        (177)
                --------------------------------------------------------------------------------------------

Realized and unrealized gain (loss) on investment transactions
----------------------------------------------------------------------------------------------------------------------------
                 Net unrealized appreciation (depreciation) during the period on
                   investments ..........................................................          97,365
                --------------------------------------------------------------------------------------------
                 Net gain (loss) on investment transactions                                        97,365
                --------------------------------------------------------------------------------------------

                --------------------------------------------------------------------------------------------
                 Net increase (decrease) in net assets resulting from operations            $      97,188
                --------------------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.


                   17 - Scudder Tax Managed Small Company Fund

                       Statement of Changes in Net Assets

                                                                                           For the Period
                                                                                            September 18,
                                                                                                1998
                                                                                          (commencement of
                                                                                           operations) to
Increase (Decrease) in Net Assets                                                         October 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                 Operations:
                 Net investment income (loss) ...........................................   $      (177)
                 Net unrealized appreciation (depreciation) on investment
                    transactions during the period ......................................        97,365
                                                                                            ----------------
                 Net increase (decrease) in net assets resulting from operations ........        97,188
                                                                                            ----------------
                 Fund share transactions:
                 Proceeds from shares sold ..............................................     1,477,911
                 Cost of shares redeemed ................................................           (82)
                                                                                            ----------------
                 Net increase (decrease) in net assets from Fund share transactions .....     1,477,829
                                                                                            ----------------
                 Increase (decrease) in net assets ......................................     1,575,017
                 Net assets at beginning of period ......................................         1,200
                 Net assets at end of period (including undistributed net investment        ----------------
                    income of $3,301) ...................................................   $ 1,576,217
                                                                                            ----------------
Other Information
----------------------------------------------------------------------------------------------------------------------------
                 Increase (decrease) in Fund shares
                 Shares outstanding at beginning of period ..............................           100
                                                                                            ----------------
                 Shares sold ............................................................       126,833
                 Shares redeemed ........................................................            (7)
                                                                                            ----------------
                 Net increase (decrease) in Fund shares .................................       126,826
                                                                                            ----------------
                 Shares outstanding at end of period ....................................       126,926
                                                                                            ----------------

    The accompanying notes are an integral part of the financial statements.


                   18 - Scudder Tax Managed Small Company Fund

                              Financial Highlights

The following table includes selected data for a share outstanding throughout the period (a) and other performance information derived from the financial statements.

                                                                                                            For the Period
                                                                                                             September 18,
                                                                                                                 1998
                                                                                                           (commencement of
                                                                                                            operations) to
                                                                                                           October 31, 1998
----------------------------------------------------------------------------------------------------------------------------
                                                                                                            ----------------
Net asset value, beginning of period ..................................................................        $12.00
                                                                                                            ----------------
Income from investment operations:
Net investment income .................................................................................            --
Net realized and unrealized gain on investments .......................................................           .42
                                                                                                            ----------------
Total from investment operations ......................................................................           .42
                                                                                                            ----------------
Redemption fee ........................................................................................            --
                                                                                                            ----------------
Net asset value, end of period ........................................................................        $12.42
                                                                                                            ----------------
----------------------------------------------------------------------------------------------------------------------------
Total Return (%) (b) ..................................................................................          3.50(c)**
Ratios and Supplemental Data
Net assets, end of period ($ millions) ................................................................          1.58
Ratio of operating expenses, net to average daily net assets (%) ......................................          1.50*
Ratio of operating expenses, before expense reductions, to average daily net assets (%) ...............         38.75*
Ratio of net investment income (loss) to average daily net assets (%) .................................         (0.13)*
Portfolio turnover rate (%) ...........................................................................            --

(a)   Based on monthly average shares outstanding during the period.
(b)   Total return would have been lower had certain expenses not been reduced.
(c) Total return does not reflect the effect to the shareholder of the 2% redemption fee on shares held less than one year.
*     Annualized
**    Not annualized


                   19 - Scudder Tax Managed Small Company Fund

                          Notes to Financial Statements

                       A. Significant Accounting Policies

Scudder Tax Managed Small Company Fund (the "Fund") is a diversified series of Investment Trust (the "Trust"). The Trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

The Fund's financial statements are prepared in accordance with generally accepted accounting principles which require the use of management estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market, Inc. ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported on such system. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities other than money market securities with an original maturity of over sixty days are valued by pricing agents approved by the officers of the Fund, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less are valued at amortized cost. All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement, is equal to at least the repurchase price.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

Redemption Fees. In general, shares of the Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders for less than one year, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Distribution of Income and Gains. Distributions of net investment income are made annually. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to shareholders annually. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

                  20 - Scudder Tax Managed Small Company Fund

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. As a result, net investment income and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The Fund uses the specific identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Other. Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

                      B. Purchases and Sales of Securities

During the period September 18, 1998 (commencement of operations) to October 31, 1998, purchases of investment securities (excluding short-term investments) aggregated $1,449,763. There were no sales during the period.

                               C. Related Parties

Under the Fund's Investment Management Agreement (the "Management Agreement") with Scudder Kemper Investments, Inc. (the "Adviser"), the Adviser directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Adviser determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.90% of the Fund's average daily net assets, computed and accrued daily and payable monthly. In addition, the Adviser has agreed not to impose all or a portion of its management fee until February 28, 1999 in order to maintain the annualized expenses of the Fund at not more than 1.50% of average daily net assets. Accordingly, for the period September 18, 1998 (commencement of operations) to October 31, 1998, the Adviser did not impose any of its fee amounting to $1,206. Further, due to the limitations of such Agreement, the Adviser's reimbursement payable to the Fund for the period September 18, 1998 (commencement of operations) to October 31, 1998 amounted to $40,550.

On September 7, 1998, Zurich Insurance Company ("Zurich"), majority owner of the Adviser, entered into an agreement with B.A.T Industries p.l.c. ("B.A.T") pursuant to which the financial services businesses of B.A.T were combined with Zurich's businesses to form a new global insurance and financial services company known as Zurich Financial Services. Upon consummation of the transaction, the Fund's investment management agreement with Scudder Kemper was deemed to have been assigned and, therefore, terminated. The Board of Directors of the Fund has approved a new investment management agreement with Scudder Kemper, which is substantially identical to the former investment management agreement, except for the dates of execution and termination. The Board of Directors of the Fund will seek shareholder approval of the new investment management agreement through a proxy solicitation that is currently scheduled to conclude in mid-December.

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the period September 18, 1998 (commencement of operations) to October 31, 1998, SSC did not impose any of its fee, which amounted to $1,071.

                  21 - Scudder Tax Managed Small Company Fund

Scudder Trust Company ("STC"), a subsidiary of the Adviser, provides recordkeeping and other services in connection with certain retirement and employee benefit plans invested in the Fund. For the period September 18, 1998 (commencement of operations) to October 31, 1998, the Fund did not incur any such fees.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the period September 18, 1998 (commencement of operations) to October 31, 1998, SFAC did not impose any of its fee, which amounted to $6,430.

The Trust pays each Trustee not affiliated with the Adviser an annual retainer, plus specified amounts for attended board and committee meetings. For the period September 18, 1998 (commencement of operations) to October 31, 1998, the Fund did not incur any such fees.


                  22 - Scudder Tax Managed Small Company Fund

                        Report of Independent Accountants

To the Trustees of Investment Trust and the Shareholders of Scudder Tax Managed Small Company Fund:

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Scudder Tax Managed Small Company Fund (the "Fund") at October 31, 1998, the results of its operations for the period then ended and the changes in its net assets and financial highlights for the period September 18, 1998 (commencement of operations) to October 31, 1998, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 18, 1998


                   23 - Scudder Tax Managed Small Company Fund

                              Trustees and Officers

Daniel Pierce*
President and Trustee

Henry P. Becton, Jr.
Trustee; President and General
Manager, WGBH Educational
Foundation

Dawn-Marie Driscoll
Trustee; Executive Fellow, Center
for Business Ethics, Bentley
College; President, Driscoll
Associates

Peter B. Freeman
Trustee; Corporate Director and
Trustee

George M. Lovejoy, Jr.
Trustee; President and Director,
Fifty Associates

Wesley W. Marple, Jr.
Trustee; Professor of Business
Administration, Northeastern
University

Kathryn L. Quirk*
Trustee, Vice President and
Assistant Secretary

Jean C. Tempel
Trustee; Managing Partner,
Technology Equity Partners

Bruce F. Beaty*
Vice President

Philip S. Fortuna*
Vice President

William F. Gadsden*
Vice President

Robert T. Hoffman*
Vice President

Thomas W. Joseph*
Vice President

Valerie F. Malter*
Vice President

Ann M. McCreary*
Vice President

Thomas F. McDonough*
Vice President and Secretary

John R. Hebble*
Treasurer

Caroline Pearson*
Assistant Secretary


                        *Scudder Kemper Investments, Inc.

                   24 - Scudder Tax Managed Small Company Fund

                        Investment Products and Services

The Scudder Family of Funds+++
--------------------------------------------------------------------------------
Money Market
------------
  Scudder U.S. Treasury Money Fund
  Scudder Cash Investment Trust
  Scudder Money Market Series--
     Prime Reserve Shares*
     Premium Shares*
     Managed Shares*
  Scudder Government Money Market Series--
     Managed Shares*

Tax Free Money Market+
----------------------
  Scudder Tax Free Money Fund
  Scudder Tax Free Money Market Series--
     Managed Shares*
  Scudder California Tax Free Money Fund**
  Scudder New York Tax Free Money Fund**

Tax Free+
---------
  Scudder Limited Term Tax Free Fund
  Scudder Medium Term Tax Free Fund
  Scudder Managed Municipal Bonds
  Scudder High Yield Tax Free Fund
  Scudder California Tax Free Fund**
  Scudder Massachusetts Limited Term Tax Free Fund**
  Scudder Massachusetts Tax Free Fund**
  Scudder New York Tax Free Fund**
  Scudder Ohio Tax Free Fund**
  Scudder Pennsylvania Tax Free Fund**

U.S. Income
-----------
  Scudder Short Term Bond Fund
  Scudder Zero Coupon 2000 Fund
  Scudder GNMA Fund
  Scudder Income Fund
  Scudder Corporate Bond Fund
  Scudder High Yield Bond Fund

Global Income
-------------
  Scudder Global Bond Fund
  Scudder International Bond Fund
  Scudder Emerging Markets Income Fund

Asset Allocation
----------------
  Scudder Pathway Conservative Portfolio
  Scudder Pathway Balanced Portfolio
  Scudder Pathway Growth Portfolio
  Scudder Pathway International Portfolio

U.S. Growth and Income
----------------------
  Scudder Balanced Fund
  Scudder Dividend & Growth Fund
  Scudder Growth and Income Fund
  Scudder S&P 500 Index Fund
  Scudder Real Estate Investment Fund

U.S. Growth
-----------
  Value
    Scudder Large Company Value Fund
    Scudder Value Fund***
    Scudder Small Company Value Fund
    Scudder Micro Cap Fund

  Growth
    Scudder Classic Growth Fund***
    Scudder Large Company Growth Fund
    Scudder Development Fund
    Scudder 21st Century Growth Fund

Global Equity
-------------
  Worldwide
    Scudder Global Fund
    Scudder International Value Fund
    Scudder International Growth and Income Fund
    Scudder International Fund++
    Scudder International Growth Fund
    Scudder Global Discovery Fund***
    Scudder Emerging Markets Growth Fund
    Scudder Gold Fund

  Regional
    Scudder Greater Europe Growth Fund
    Scudder Pacific Opportunities Fund
    Scudder Latin America Fund
    The Japan Fund, Inc.

Industry Sector Funds
---------------------
  Choice Series
    Scudder Financial Services Fund
    Scudder Health Care Fund
    Scudder Technology Fund

Preferred Series
----------------
  Scudder Tax Managed Growth Fund
  Scudder Tax Managed Small
    Company Fund


Retirement Programs and Education Accounts
--------------------------------------------------------------------------------

Retirement Programs
-------------------
  Traditional IRA
  Roth IRA
  SEP IRA
  Keogh Plan
  401(k), 403(b) Plans
  Scudder Horizon Plan**+++ +++
    (a variable annuity)

Education Accounts
------------------
  Education IRA
  UGMA/UTMA

Closed-End Funds#
--------------------------------------------------------------------------------
  The Argentina Fund, Inc.
  The Brazil Fund, Inc.
  The Korea Fund, Inc.
  Montgomery Street Income Securities, Inc.
  Scudder Global High Income Fund, Inc.
  Scudder New Asia Fund, Inc.
  Scudder New Europe Fund, Inc.
  Scudder Spain and Portugal Fund, Inc.

For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +++Funds within categories are listed in order from expected least risk to most risk. Certain Scudder funds may not be available for purchase or exchange. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *A class of shares of the Fund. **Not available in all states. ***Only the Scudder Shares of the Fund are part of the Scudder Family of Funds. ++Only the International Shares of the Fund are part of the Scudder Family of Funds. +++ +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder Kemper Investments, Inc., are traded on the New York Stock Exchange and, in some cases, on various other stock exchanges.

                   25 - Scudder Tax Managed Small Company Fund

                                Scudder Solutions


Convenient ways to invest, quickly and reliably:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Investment Plan                                    QuickBuy

          A convenient investment program in which money is            Lets you purchase Scudder fund shares
          electronically debited from your bank account monthly to     electronically, avoiding potential mailing delays;
          regularly purchase fund shares and "dollar cost average"     money for each of your transactions is
          -- buy more shares when the fund's price is lower and        electronically debited from a previously designated bank
          fewer when it's higher, which can reduce your average        account.
          purchase price over time.*

          Automatic Dividend Transfer                                  Payroll Deduction and Direct Deposit

          The most timely, reliable, and convenient way to             Have all or part of your paycheck -- even government
          purchase shares -- use distributions from one Scudder        checks -- invested in up to four Scudder funds at
          fund to purchase shares in another, automatically            one time.
          (accounts with identical registrations or the same
          social security or tax identification number).

          * Dollar cost averaging involves continuous investment in securities regardless of price fluctuations and does not assure a profit or protect against loss in declining markets.
            Investors should consider their ability to continue such a plan through periods of low price levels.

Around-the-clock electronic account service and information, including some transactions:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Automated Information Line: SAIL(TM) --              Scudder's Web Site -- www.scudder.com
          1-800-343-2890
                                                                       Scudder Electronic Account Services: Offering
          Personalized account information, the ability to             account information and transactions, interactive
          exchange or redeem shares, and information on other          worksheets, prospectuses and applications for all
          Scudder funds and services via touchtone telephone.          Scudder funds, plus your current asset allocation,
                                                                       whenever you need them. Scudder's Site also
                                                                       provides news about Scudder funds, retirement
                                                                       planning information, and more.

Retirees and those who depend on investment proceeds for living expenses can enjoy these convenient, timely, and reliable automated withdrawal programs:
------------------------------------------------------------------------------------------------------------------------------
          Automatic Withdrawal Plan                                    QuickSell

          You designate the bank account, determine the schedule       Provides speedy access to your money by
          (as frequently as once a month) and amount of the            electronically crediting your redemption proceeds
          redemptions, and Scudder does the rest.                      to the bank account you previously designated.

          Distributions Direct

          Automatically deposits your fund distributions into the bank account you designate within three business days after each distribution is paid.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------

                   26 - Scudder Tax Managed Small Company Fund


Mutual Funds and More -- Brokerage and Guidance Services:
------------------------------------------------------------------------------------------------------------------------------
          Scudder Brokerage Services                             Scudder Portfolio Builder

          Offers you access to a world of investments,           A free service designed to help suggest ways investors like
          including stocks, corporate bonds, Treasuries, plus    you can diversify your portfolio among domestic and global,
          over 8,000 mutual funds from at least 150 mutual       as well as equity, fixed-income, and money market funds,
          fund companies. And Scudder Fund Folio(SM) provides    using Scudder funds.
          investors with access to a marketplace of more than
          800 no-load funds from well-known companies--with no   Personal Counsel from Scudder(SM)
          transaction fees or commissions. Scudder
          shareholders can take advantage of a Scudder           Developed for investors who prefer the benefits of no-load
          Brokerage account already reserved for them, with      funds but want ongoing professional assistance in
          no minimum investment. For information about           managing a portfolio. Personal Counsel(SM) is a highly
          Scudder Brokerage Services, call 1-800-700-0820.       customized, fee-based asset management service for
                                                                 individuals investing $100,000 or more.


          Fund Folio funds held less than six months will be charged a fee for redemptions. You can buy shares directly from the fund itself or its principal underwriter or distributor without paying this fee. Scudder Brokerage Services, Inc., 42 Longwater Drive, Norwell, MA 02061.
          Member SIPC.

          Personal Counsel From Scudder(SM) and Personal Counsel(SM) are service marks of and represent a program offered by Scudder Investor Services, Inc., Adviser.

For more information about these services, call a Scudder representative at 1-800-225-5163
------------------------------------------------------------------------------------------------------------------------------
Additional Information on How to Contact Scudder:
------------------------------------------------------------------------------------------------------------------------------
          For existing account services and transactions         Please address all written correspondence to
          Scudder Investor Relations -- 1-800-225-5163           The Scudder Funds
                                                                 P.O. Box 2291
          For establishing 401(k) and 403(b) plans               Boston, Massachusetts
          Scudder Defined Contribution Services --               02107-2291
          1-800-323-6105
                                                                 Or Stop by a Scudder Investor Center

          For information about The Scudder Funds, including     Many shareholders enjoy the personal, one-on-one service of
          additional applications and prospectuses, or for       the Scudder Investor Centers. Check for an Investor Center near
          answers to investment questions                        you -- they can be found in the following cities:
          Scudder Investor Relations -- 1-800-225-2470           Boca Raton            Chicago             San Francisco
                   Investor.Relations@scudder.com                Boston                New York


                   27 - Scudder Tax Managed Small Company Fund

About the Fund's Adviser

Scudder Kemper Investments, Inc., is one of the largest and most experienced investment management oganizations worldwide, managing more than $230 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, insurance companies, and private family and individual accounts. It is one of the ten largest mutual fund companies in the United States.

Scudder Kemper Investments has a rich heritage of innovation, integrity, and client-focused service. In 1997, Scudder, Stevens & Clark, Inc., founded 79 years ago as one of the nation's first investment counsel organizations, joined the Zurich Group. As a result, Zurich's subsidiary, Zurich Kemper Investments, Inc., with 50 years of mutual fund and investment management experience, was combined with Scudder. Headquartered in New York, Scudder Kemper Investments offers a full range of investment counsel and asset management capabilities, based on a combination of proprietary research and disciplined, long-term investment strategies. With its global investment resources and perspective, the firm seeks opportunities in markets throughout the world to meet the needs of investors.

Scudder Kemper Investments, Inc., the global asset management firm, is a member of the Zurich Group. The Zurich Group is an internationally recognized leader in financial services, including property/casualty and life insurance, reinsurance, and asset management.


This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.


SCUDDER

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